Summary of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance - Beginning of period	$ 1,698	$ 1,932
Acquisition of Aeterna	201
Additions	992
Interest paid as charged to net loss as other finance costs	87	95
Payment against lease liabilities	(421)	(370)	$ (330)
Modification of lease liability	(106)
Impact of foreign exchange rate changes	(141)	41
Balance - ending of period	2,310	1,698	$ 1,932
Current lease liabilities	271	299
Non-current lease liabilities	$ 2,039	$ 1,399